COMMITMENTS AND CONTINGENCIES (Details)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2022 USD ($) ft² $ / shares	Sep. 30, 2022 USD ($) ft² item $ / shares shares	Dec. 31, 2021 USD ($) item $ / shares shares	Oct. 24, 2020 shares
Commitments and Contingencies
Operating lease weighted average remaining lease term	2 years 3 months 18 days	2 years 3 months 18 days
Operating lease weighted average discount rate percent	5.50%	5.50%
Rent expense for operating leases | $	$ 90,429	$ 271,286
Purchase commitment | $		$ 573,161
Office Building [Member] | COLORADO
Commitments and Contingencies
Area of land | ft²	27,900	27,900
Office Building [Member] | December 2024 [Member] | COLORADO
Commitments and Contingencies
Operating lease month of expiry		2024-12
Tailwind Acquisition Corp [Member]
Commitments and Contingencies
Maximum number of demands for registration of securities | item		3	3
Over allotment | Tailwind Acquisition Corp [Member]
Commitments and Contingencies
Underwriting option period		45 days	45 days
Number of units granted to underwriters | shares		4,500,000	4,500,000
Shares issued underwriters | shares		3,421,570	3,421,570
Deferred underwriting fee per share | $ / shares	$ 0.35	$ 0.35	$ 0.35
Deferred underwriting commissions | $	$ 11,697,550	$ 11,697,550	$ 11,697,550
Number of units expired and unexercised | shares				1,078,430